CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2022	Dec. 31, 2021
Equity:
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	200,000,000	200,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	1,000,000,000	1,000,000,000
Common stock, shares issued (in shares)	229,072,922	228,879,846
Common stock, shares outstanding (in shares)	229,072,922	228,879,846
Healthcare Trust of America Holdings, LP (HTALP)
Partners’ Capital:
Limited partner's capital, units issued (in shares)	4,050,493	4,142,408
Limited partner's capital, units outstanding (in shares)	4,050,493	4,142,408
General partner's capital, units issued (in shares)	229,072,922	228,879,846
General partner's capital, units outstanding (in shares)	229,072,922	228,879,846